Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Trading Symbol	ABCW
Entity Registrant Name	ANCHOR BANCORP WISCONSIN INC
Entity Central Index Key	0000885322
Entity Filer Category	Smaller Reporting Company